Guarantor Financial Statements Condensed Consolidating Statement of Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]

Chiquita Brands International, Inc.
Condensed Consolidating Statement of Comprehensive Income
Year Ended December 31, 2011
(in thousands)
	CBII	CBLLC	Guarantor	Non-Guarantor	Consolidating	Company
	(Co-issuer)	(Co-issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net income (loss)	$56,836	$(104,978)	$(28,552)	$8,401	$125,129	$56,836
Other comprehensive income (loss), net of tax where applicable:
Unrealized foreign currency translation gains (losses)	—	—	—	241	—	241

Change in fair value of available-for-sale investment	(224)	—	—	—	—	(224)

Unrealized gains (losses) on derivatives for the period	—	—	—	38,903	—	38,903
(Gains) reclassified from OCI into net income	—	—	—	(44,824)	—	(44,824)
Unrealized gains (losses) on derivatives	—	—	—	(5,921)	—	(5,921)

Actuarial gains (losses) for the period	—	(3,777)	—	(69)	—	(3,846)
Amortization included in pension cost, net of tax	—	224	—	776	—	1,000
Defined benefit pension and severance plans	—	(3,553)	—	707	—	(2,846)

Other comprehensive income (loss) of investments in subsidiaries	(8,526)	(4,973)	—	—	13,499	—

Comprehensive income (loss)	$48,086	$(113,504)	$(28,552)	$3,428	$138,628	$48,086

Chiquita Brands International, Inc.
Condensed Consolidating Statement of Comprehensive Income
Year ended December 31, 2010
(in thousands)
	CBII	CBLLC	Guarantor	Non-Guarantor	Consolidating	Company
	(Co-issuer)	(Co-issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net income (loss)	$57,355	$106,539	$28,538	$19,648	$(154,725)	$57,355
Other comprehensive income (loss), net of tax where applicable:
Unrealized foreign currency translation gains (losses)	—	—	—	87	—	87

Change in fair value of available-for-sale investment	(126)	—	—	—	—	(126)

Unrealized gains (losses) on derivatives for the period	—	—	—	28,709	—	28,709
(Gains) reclassified from OCI into net income	—	—	—	(5,805)	—	(5,805)
Unrealized gains (losses) on derivatives	—	—	—	22,904	—	22,904

Actuarial gains (losses) for the period	—	164	—	(6,825)	—	(6,661)
Amortization included in pension cost, net of tax	—	144	—	951	—	1,095
Defined benefit pension and severance plans	—	308	—	(5,874)	—	(5,566)

Other comprehensive income (loss) of investments in subsidiaries	17,425	17,117	—	—	(34,542)	—

Comprehensive income (loss)	$74,654	$123,964	$28,538	$36,765	$(189,267)	$74,654

Chiquita Brands International, Inc.
Condensed Consolidating Statement of Comprehensive Income
Year Ended December 31, 2012
(in thousands)
	CBII	CBLLC	Guarantor	Non-Guarantor	Consolidating	Company
	(Co-issuer)	(Co-issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net income (loss)	$(405,017)	$(223,614)	$(167,985)	$(46,263)	$437,862	$(405,017)
Other comprehensive income (loss), net of tax where applicable:
Unrealized foreign currency translation gains (losses)	—	—	—	(194)	—	(194)

Change in fair value of available-for-sale investment	1,222	—	—	—	—	1,222

Unrealized gains (losses) on derivatives for the period	—	—	—	(16,928)	—	(16,928)
(Gains) reclassified from OCI into net income	—	—	—	(17,293)	—	(17,293)
Unrealized gains (losses) on derivatives	—	—	—	(34,221)	—	(34,221)

Actuarial gains (losses) for the period	—	(898)	—	1,087	—	189
Amortization included in pension cost, net of tax	—	374	—	415	—	789
Defined benefit pension and severance plans	—	(524)	—	1,502	—	978

Other comprehensive income (loss) of investments in subsidiaries	(33,437)	(32,913)	—	—	66,350	—

Comprehensive income (loss)	$(437,232)	$(257,051)	$(167,985)	$(79,176)	$504,212	$(437,232)